Average Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Value Fund	Sep. 29, 2023
Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.16%)
Past 5 years	6.49%
Past 10 years	10.37%
Fidelity Small Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.29%)
Past 5 years	4.19%
Past 10 years	8.05%
Fidelity Small Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.95%)
Past 5 years	4.67%
Past 10 years	7.92%
RS015
Average Annual Return:
Past 1 year	(14.48%)
Past 5 years	4.13%
Past 10 years	8.48%